Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 98	$ 861		$ (8,501,776)	$ (8,500,817)
Balance (in Shares) at Dec. 31, 2022	976,081	8,615,141
Excise taxes on stock redemption				(967,916)	(967,916)
Conversion of Class B common stock to Class A common stock	$ 861	$ (861)
Conversion of Class B common stock to Class A common stock (in Shares)	8,615,141	(8,615,141)
Contribution for non-redemption agreements				708,400	708,400
Accretion of Class A common stock subject to possible redemption			(1,720,054)	(6,979,217)	(8,699,271)
Waiver of Deferred Underwriter’s Fee			8,704,270		8,704,270
Net income (loss)				4,443,634	4,443,634
Balance at Dec. 31, 2023	$ 959		6,984,216	(11,296,875)	(4,311,700)
Balance (in Shares) at Dec. 31, 2023	9,591,222
Fair value of shares transferred to non-redeeming stockholders			838,825		838,825
Discount on note payable for subscription shares			434,696		434,696
Excise taxes on stock redemption				(1,167,245)	(1,167,245)
Accretion of Class A common stock subject to possible redemption			(2,248,962)		(2,248,962)
Net income (loss)				(1,868,532)	(1,868,532)
Balance at Dec. 31, 2024	$ 959		$ 6,008,775	$ (14,332,652)	$ (8,322,918)
Balance (in Shares) at Dec. 31, 2024	9,591,222